Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended June 30,
	2023	2024	2025
	US$	US$	US$
Client referral service:
Revenues recognized at a point in time	15,256	21,818	-

Total net revenues from continuing operation	15,256	21,818	-
From discontinued operations:
	Year Ended June 30,		Two Months Ended August 31,
	2023	2024	2024
	US$	US$	US$

Wealth Management service:
Revenues recognized at a point in time	376	2,286	11

Asset management service:
Revenues recognized at a point in time	2,952	3,919	1,170

Total net revenues from discontinued operations	3,328	6,205	1,181